STATEMENT OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenues, net	$ 266,300	$ 234,690	$ 564,350	$ 633,551	$ 991,143	$ 1,096,575
Cost of services	154,929	128,136	309,705	242,795	522,715	548,278
Gross profit	111,371	106,554	254,645	390,756	468,428	548,297
Operating expenses:
Sales and marketing	26,391	26,566	83,122	53,143	179,616	450,500
Capital raise promotion expense	5,906	5,146	9,796	18,475	29,610	86,951
General and administrative expenses	139,686	109,268	343,835	312,863	746,080	687,394
Share-based compensation expense	6,118		11,686		7,735	50,000
Depreciation and amortization	563	1,622	1,215	6,742	11,087	47,762
Total operating expenses	178,664	142,602	449,654	391,223	974,128	1,322,607
Loss from operations	(67,293)	(36,048)	(195,009)	(467)	(505,700)	(774,310)
Other expense:
Interest expense				(18,910)	(18,910)	(195,326)
Interest expense - related party	(12,500)	(12,500)	(25,000)	(25,000)	(50,000)	(50,000)
Loss on extinguishment of debt				(11,409)	(11,409)
Loss on termination of operating lease				(29,242)	(29,242)
Intangible asset impairment charge					0	(50,000)
Total other expense	(12,500)	(12,500)	(25,000)	(84,561)	(109,561)	(295,326)
Loss before provision for income taxes	(79,793)	(48,548)	(220,009)	(85,028)	(615,261)	(1,069,636)
Provision for income taxes
Net loss	$ (79,793)	$ (48,548)	$ (220,009)	$ (85,028)	$ (615,261)	$ (1,069,636)
Basic loss per share	$ (0.01)	$ (0.00)	$ (0.02)	$ (0.01)	$ (0.05)	$ (0.10)
Diluted loss per share	$ (0.01)	$ (0.00)	$ (0.02)	$ (0.01)	$ (0.05)	$ (0.10)
Basic weighted average shares outstanding	13,603,212	11,377,993	13,654,011	11,336,267	11,369,799	10,339,399
Diluted weighted average shares outstanding	13,603,212	11,377,993	13,654,011	11,336,267	11,369,799	10,339,399